Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000175861 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000175861 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000175861 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175861 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175861 | Oracle Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175861 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175861 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175861 | Marvell Technology, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175861 | Walt Disney Co. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175861 | ServiceNow, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175861 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175861 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175861 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175861 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175861 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175861 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175861 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000175861 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000175861 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000175861 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000175861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000175861 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000175861 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000175861 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175861 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175861 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175861 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175861 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175861 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000175861 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000175861 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000175861 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000175861 | Software
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000175861 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000175861 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175861 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175860 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000175860 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000175860 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175860 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175860 | Oracle Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175860 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175860 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175860 | Marvell Technology, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175860 | Walt Disney Co. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175860 | ServiceNow, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175860 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175860 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175860 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175860 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175860 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175860 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175860 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000175860 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000175860 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000175860 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000175860 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000175860 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000175860 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000175860 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175860 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175860 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175860 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175860 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175860 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000175860 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000175860 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000175860 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000175860 | Software
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000175860 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000175860 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175860 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000061360 | Victory Capital Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061360 | Ligand Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061360 | Brightsphere Investment Group, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061360 | Roivant Sciences Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000061360 | US Foods Holding Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061360 | Health Catalyst, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061360 | Howard Hughes Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061360 | Element Solutions, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061360 | Generac Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061360 | Cullen/Frost Bankers, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061360 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000061360 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000061360 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000061360 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000061360 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000061360 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000061360 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000061360 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000061360 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000061360 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000061360 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000061360 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000061360 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061360 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061360 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061360 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061360 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000061360 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061360 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000061360 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000061360 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000061360 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000061360 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000061360 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061360 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000128850 | Victory Capital Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000128850 | Ligand Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128850 | Brightsphere Investment Group, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128850 | Roivant Sciences Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128850 | US Foods Holding Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128850 | Health Catalyst, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128850 | Howard Hughes Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128850 | Element Solutions, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128850 | Generac Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000128850 | Cullen/Frost Bankers, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000128850 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128850 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128850 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000128850 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000128850 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000128850 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000128850 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000128850 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128850 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000128850 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000128850 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000128850 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000128850 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128850 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000128850 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128850 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128850 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000128850 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128850 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000128850 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000128850 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000128850 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000128850 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000128850 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128850 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000061361 | Victory Capital Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061361 | Ligand Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061361 | Brightsphere Investment Group, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061361 | Roivant Sciences Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000061361 | US Foods Holding Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061361 | Health Catalyst, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061361 | Howard Hughes Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061361 | Element Solutions, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061361 | Generac Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061361 | Cullen/Frost Bankers, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061361 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000061361 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000061361 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000061361 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000061361 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000061361 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000061361 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000061361 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000061361 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000061361 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000061361 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000061361 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000061361 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061361 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061361 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061361 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061361 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000061361 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061361 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000061361 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000061361 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000061361 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000061361 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000061361 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061361 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000043241 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043241 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043241 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043241 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000043241 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043241 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043241 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043241 | Union Pacific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043241 | Gilead Sciences, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043241 | Progressive Corp. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043241 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043241 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043241 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043241 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000043241 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043241 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043241 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000043241 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043241 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000043241 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000043241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000043241 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000043241 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000043241 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043241 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043241 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000043241 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000043241 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000043241 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000043241 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043241 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000043241 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043241 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000043241 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000043241 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043241 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128848 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000128848 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000128848 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000128848 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000128848 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000128848 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000128848 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128848 | Union Pacific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000128848 | Gilead Sciences, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000128848 | Progressive Corp. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000128848 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000128848 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000128848 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128848 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128848 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000128848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000128848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000128848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000128848 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000128848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000128848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000128848 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000128848 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000128848 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128848 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000128848 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128848 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000128848 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000128848 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000128848 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000128848 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128848 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128848 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128848 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000128848 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128848 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043242 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043242 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043242 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043242 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000043242 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043242 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043242 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043242 | Union Pacific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043242 | Gilead Sciences, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043242 | Progressive Corp. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043242 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043242 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043242 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043242 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000043242 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043242 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043242 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000043242 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043242 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000043242 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000043242 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000043242 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000043242 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000043242 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043242 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043242 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000043242 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000043242 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000043242 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000043242 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043242 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000043242 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043242 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000043242 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000043242 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043242 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175865 | SSE plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175865 | Waste Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175865 | Chemed Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175865 | Veolia Environnement SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175865 | Elisa OYJ, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175865 | Welltower, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175865 | National Grid plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175865 | United Utilities Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175865 | Canadian Pacific Kansas City Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175865 | American Tower Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175865 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175865 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175865 | Others country
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175865 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000175865 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175865 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000175865 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000175865 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000175865 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175865 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175865 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175865 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175865 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175865 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175865 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175865 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175865 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175865 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175865 | Finland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175865 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000175865 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000175865 | United States
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000175865 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000175865 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000175865 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175864 | SSE plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175864 | Waste Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175864 | Chemed Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175864 | Veolia Environnement SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175864 | Elisa OYJ, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175864 | Welltower, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175864 | National Grid plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175864 | United Utilities Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175864 | Canadian Pacific Kansas City Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175864 | American Tower Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175864 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175864 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175864 | Others country
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175864 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000175864 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175864 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000175864 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000175864 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000175864 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175864 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175864 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175864 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175864 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175864 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175864 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175864 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175864 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175864 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175864 | Finland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175864 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000175864 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000175864 | United States
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000175864 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000175864 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000175864 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201508 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201508 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201508 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000201508 | Boston Scientific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201508 | Alcon AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000201508 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201508 | Marsh & McLennan Cos., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201508 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201508 | Thermo Fisher Scientific, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201508 | Cadence Design Systems, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201508 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201508 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201508 | Others country
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000201508 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000201508 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000201508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201508 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000201508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000201508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000201508 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201508 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201508 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000201508 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000201508 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201508 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201508 | India
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201508 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201508 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201508 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000201508 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000201508 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000201508 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201507 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201507 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201507 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000201507 | Boston Scientific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201507 | Alcon AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000201507 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201507 | Marsh & McLennan Cos., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201507 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201507 | Thermo Fisher Scientific, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201507 | Cadence Design Systems, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201507 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201507 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201507 | Others country
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000201507 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000201507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000201507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201507 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000201507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000201507 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000201507 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201507 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201507 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000201507 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000201507 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201507 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201507 | India
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201507 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201507 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201507 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000201507 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000201507 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000201507 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000061357 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061357 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061357 | Waste Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061357 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061357 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061357 | Agilent Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061357 | Waters Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000061357 | Air Liquide SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061357 | Siemens AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061357 | Texas Instruments, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061357 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061357 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061357 | Others country
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061357 | Clean and Efficient Transport
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061357 | Sustainable Food
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000061357 | Circular Economy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000061357 | Water
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000061357 | New Energy
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000061357 | Smart Environment
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000061357 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000061357 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061357 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061357 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000061357 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000061357 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061357 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061357 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000061357 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000061357 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061357 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000061357 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000061357 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128849 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128849 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128849 | Waste Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128849 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128849 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128849 | Agilent Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128849 | Waters Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128849 | Air Liquide SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128849 | Siemens AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128849 | Texas Instruments, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128849 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128849 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128849 | Others country
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128849 | Clean and Efficient Transport
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000128849 | Sustainable Food
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000128849 | Circular Economy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000128849 | Water
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000128849 | New Energy
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000128849 | Smart Environment
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000128849 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000128849 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000128849 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000128849 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000128849 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000128849 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000128849 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000128849 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000128849 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128849 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128849 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000128849 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000128849 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061358 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061358 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061358 | Waste Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061358 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061358 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061358 | Agilent Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061358 | Waters Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000061358 | Air Liquide SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061358 | Siemens AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061358 | Texas Instruments, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061358 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061358 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061358 | Others country
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061358 | Clean and Efficient Transport
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061358 | Sustainable Food
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000061358 | Circular Economy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000061358 | Water
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000061358 | New Energy
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000061358 | Smart Environment
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000061358 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000061358 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061358 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061358 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000061358 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000061358 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061358 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061358 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000061358 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000061358 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061358 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000061358 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000061358 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246501 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000246501 | ServiceNow, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246501 | Alcon AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246501 | eBay, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246501 | Intuit, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246501 | Halma plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246501 | Recruit Holdings Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246501 | MercadoLibre, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246501 | Legal & General Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246501 | Danone SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246501 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246501 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246501 | Others country
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000246501 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246501 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000246501 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000246501 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000246501 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000246501 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246501 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000246501 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000246501 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000246501 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246501 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246501 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246501 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246501 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000246501 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000246501 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246501 | India
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246501 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246501 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246501 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000246501 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000246501 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246502 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000246502 | ServiceNow, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246502 | Alcon AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246502 | eBay, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246502 | Intuit, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246502 | Halma plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246502 | Recruit Holdings Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246502 | MercadoLibre, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246502 | Legal & General Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246502 | Danone SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246502 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246502 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246502 | Others country
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000246502 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246502 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000246502 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000246502 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000246502 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000246502 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246502 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000246502 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000246502 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000246502 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246502 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246502 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246502 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246502 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000246502 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000246502 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246502 | India
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246502 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246502 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246502 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000246502 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000246502 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000137562 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137562 | Novartis AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137562 | AstraZeneca plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137562 | HSBC Holdings plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137562 | Iberdrola SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137562 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137562 | Novo Nordisk A/S, B, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137562 | RELX plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137562 | Hitachi Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137562 | BNP Paribas SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137562 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137562 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137562 | Others country
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000137562 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000137562 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137562 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137562 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000137562 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000137562 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137562 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000137562 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000137562 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000137562 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000137562 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000137562 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137562 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000137562 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137562 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000137562 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000137562 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000137562 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000137562 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137562 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000137562 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000137562 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000137562 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137561 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137561 | Novartis AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137561 | AstraZeneca plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137561 | HSBC Holdings plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137561 | Iberdrola SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137561 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137561 | Novo Nordisk A/S, B, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137561 | RELX plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137561 | Hitachi Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137561 | BNP Paribas SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137561 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137561 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137561 | Others country
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000137561 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000137561 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137561 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137561 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000137561 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000137561 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137561 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000137561 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000137561 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000137561 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000137561 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000137561 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137561 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000137561 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137561 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000137561 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000137561 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000137561 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000137561 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137561 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000137561 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000137561 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000137561 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175863 | U.S. Treasury Notes, , 10/15/2027, 3.875
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000175863 | U.S. Treasury Notes, , 09/30/2029, 3.5
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175863 | U.S. Treasury Bonds, , 08/15/2054, 4.25
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175863 | U.S. Treasury Bonds, , 08/15/2044, 4.125
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175863 | U.S. Treasury Notes, , 10/31/2026, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175863 | FHLMC Pool, 30 Year, , 01/01/2054, 5.5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175863 | Kreditanstalt fuer Wiederaufbau, , 01/22/2026, 0.625
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175863 | International Bank for Reconstruction & Development, , 03/31/2028, 0.0001
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175863 | GNMA II, Single-family, 30 Year, , 08/20/2052, 2.5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175863 | GNMA II, Single-family, 30 Year, , 06/20/2053, 3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175863 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000175863 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175863 | A
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175863 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000175863 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175863 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000175863 | Other assets and liabilities (net)FI sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175863 | U.S. Government
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000175863 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175863 | Community Investment Notes_assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000175863 | Loans_assets
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175863 | Municipal Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175863 | Foreign Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175863 | Asset-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175863 | Supranational_assets
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175863 | U.S. Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000175863 | Corporate Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000175863 | Mortgage-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000175863 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000175863 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175863 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175863 | Loans
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175863 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000175862 | U.S. Treasury Notes, , 10/15/2027, 3.875
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000175862 | U.S. Treasury Notes, , 09/30/2029, 3.5
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175862 | U.S. Treasury Bonds, , 08/15/2054, 4.25
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175862 | U.S. Treasury Bonds, , 08/15/2044, 4.125
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175862 | U.S. Treasury Notes, , 10/31/2026, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175862 | FHLMC Pool, 30 Year, , 01/01/2054, 5.5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175862 | Kreditanstalt fuer Wiederaufbau, , 01/22/2026, 0.625
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175862 | International Bank for Reconstruction & Development, , 03/31/2028, 0.0001
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175862 | GNMA II, Single-family, 30 Year, , 08/20/2052, 2.5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175862 | GNMA II, Single-family, 30 Year, , 06/20/2053, 3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175862 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000175862 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175862 | A
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175862 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000175862 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175862 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000175862 | Other assets and liabilities (net)FI sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175862 | U.S. Government
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000175862 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175862 | Community Investment Notes_assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000175862 | Loans_assets
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175862 | Municipal Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175862 | Foreign Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175862 | Asset-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175862 | Supranational_assets
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175862 | U.S. Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000175862 | Corporate Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000175862 | Mortgage-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000175862 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000175862 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175862 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175862 | Loans
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175862 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043226 | Medline Borrower LP, First Lien, Dollar Incremental CME Term Loan, , 10/23/2028, 6.60701
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043226 | Hilton Domestic Operating Co., Inc., , 04/01/2032, 6.125
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000043226 | Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, , 01/15/2031, 7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043226 | CCO Holdings LLC / CCO Holdings Capital Corp., , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043226 | Liberty Mutual Group, Inc., , 12/15/2051, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043226 | Avantor Funding, Inc., , 07/15/2028, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043226 | CVS Health Corp., , 09/15/2039, 6.125
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043226 | Victoria's Secret & Co., , 07/15/2029, 4.625
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043226 | Cogent Communications Group LLC, , 06/15/2027, 7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043226 | Imola Merger Corp., , 05/15/2029, 4.75
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043226 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000043226 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043226 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000043226 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000043226 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043226 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000043226 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000043226 | Others Sector
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000043226 | Consumer Goods
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043226 | Technology & Electronics
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043226 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000043226 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000043226 | Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000043226 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000043226 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000043226 | Media
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000043226 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043226 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043226 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000043226 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000043226 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000043226 | Loans
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000043226 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000128847 | Medline Borrower LP, First Lien, Dollar Incremental CME Term Loan, , 10/23/2028, 6.60701
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000128847 | Hilton Domestic Operating Co., Inc., , 04/01/2032, 6.125
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128847 | Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, , 01/15/2031, 7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128847 | CCO Holdings LLC / CCO Holdings Capital Corp., , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128847 | Liberty Mutual Group, Inc., , 12/15/2051, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128847 | Avantor Funding, Inc., , 07/15/2028, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128847 | CVS Health Corp., , 09/15/2039, 6.125
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128847 | Victoria's Secret & Co., , 07/15/2029, 4.625
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128847 | Cogent Communications Group LLC, , 06/15/2027, 7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128847 | Imola Merger Corp., , 05/15/2029, 4.75
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128847 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128847 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128847 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000128847 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000128847 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128847 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000128847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000128847 | Others Sector
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000128847 | Consumer Goods
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000128847 | Technology & Electronics
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000128847 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000128847 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000128847 | Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000128847 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000128847 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000128847 | Media
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000128847 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000128847 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000128847 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128847 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000128847 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000128847 | Loans
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000128847 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043227 | Medline Borrower LP, First Lien, Dollar Incremental CME Term Loan, , 10/23/2028, 6.60701
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043227 | Hilton Domestic Operating Co., Inc., , 04/01/2032, 6.125
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000043227 | Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, , 01/15/2031, 7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043227 | CCO Holdings LLC / CCO Holdings Capital Corp., , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043227 | Liberty Mutual Group, Inc., , 12/15/2051, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043227 | Avantor Funding, Inc., , 07/15/2028, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043227 | CVS Health Corp., , 09/15/2039, 6.125
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043227 | Victoria's Secret & Co., , 07/15/2029, 4.625
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043227 | Cogent Communications Group LLC, , 06/15/2027, 7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043227 | Imola Merger Corp., , 05/15/2029, 4.75
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043227 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000043227 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043227 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000043227 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000043227 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043227 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000043227 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000043227 | Others Sector
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000043227 | Consumer Goods
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043227 | Technology & Electronics
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043227 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000043227 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000043227 | Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000043227 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000043227 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000043227 | Media
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000043227 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043227 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043227 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000043227 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000043227 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000043227 | Loans
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000043227 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043250 | Impax Large Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000043250 | Impax Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000043250 | Impax Small Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000043250 | Impax High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043250 | Impax International Sustainable Economy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043250 | Impax Global Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043250 | Impax Ellevate Global Women's Leadership Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043250 | Impax Global Environmental Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043250 | Impax Global Sustainable Infrastructure Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043250 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000043250 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043251 | Impax Large Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000043251 | Impax Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000043251 | Impax Small Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000043251 | Impax High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043251 | Impax International Sustainable Economy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043251 | Impax Global Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043251 | Impax Ellevate Global Women's Leadership Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043251 | Impax Global Environmental Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043251 | Impax Global Sustainable Infrastructure Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043251 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000043251 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%